LONG-TERM DEBT (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt		$ 156,237		$ 156,161
Debt Instrument, Description of Variable Rate Basis		LIBOR		LIBOR
Other VIEs [Member]
Debt Instrument [Line Items]
Long-term debt		$ 151,700		$ 153,100
Consolidated CLOs and Other [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		1,360,725	[1]	1,385,226	[1],[2]	$ 12,760,565	[2]
Long-term debt		$ 1,312,058	[1]	$ 1,308,558	[1],[2]	$ 11,998,034	[2]
Long-term Debt, Weighted Average Interest Rate		0.03%	[1]	0.02%	[1],[2]	1.77%	[2]
Debt instruments - Weighted Average, Remaining Maturity		9 years	[1]	9 years 1 month	[1],[2]	8 years 8 months	[2]
Warehouses
Debt Instrument [Line Items]
Long-term Debt, Gross	[3]			$ 0		$ 51,000
Long-term debt	[3]			$ 0		$ 51,000
Long-term Debt, Weighted Average Interest Rate	[3]			0.00%		1.89%
Consolidated Entities
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 1,360,725		$ 1,385,226
Long-term debt		$ 1,312,058		$ 1,308,558
Long-term Debt, Weighted Average Interest Rate		0.03%		0.02%
Debt instruments - Weighted Average, Remaining Maturity		9 years		9 years 1 month
March Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[4]	$ 95,000	[5]	$ 95,000		$ 95,000
Long-term debt	[4],[5]	$ 93,476		$ 93,456		$ 93,377
Long-term Debt, Weighted Average Interest Rate	[4]	3.20%	[5]	2.90%		1.00%
Debt instruments - Weighted Average, Remaining Maturity	[4]	19 years 7 months	[5]	19 years 10 months		20 years 10 months
March Junior Subordinated Debt [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis		LIBOR
Debt Instrument, Basis Spread on Variable Rate		2.58%
March Junior Subordinated Debt [Member] | From April 30, 2015 until maturity on October 30, 2035 | LIBOR [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis				LIBOR
Debt Instrument, Basis Spread on Variable Rate				2.58%
March Junior Subordinated Debt [Member] | Through April 30, 2015
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period				1.00%
October Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[6]	$ 25,000		$ 25,000		$ 25,000
Long-term debt	[6]	$ 24,806		$ 24,803	[5]	$ 24,793	[5]
Long-term Debt, Weighted Average Interest Rate	[6]	4.12%		3.82%		3.73%
Debt instruments - Weighted Average, Remaining Maturity	[6]	19 years 7 months		19 years 10 months		20 years 10 months
October Junior Subordinated Debt [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis		LIBOR		LIBOR
Debt Instrument, Basis Spread on Variable Rate		3.50%		3.50%
Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	[7]	$ 40,000		$ 40,000	[8]
Long-term debt	[9]	$ 37,955		$ 37,902	[7],[10],[11]
Long-term Debt, Weighted Average Interest Rate	[7]	8.50%		8.50%	[8]
Debt instruments - Weighted Average, Remaining Maturity	[7]	9 years 7 months		9 years 10 months	[8]
Debt Instrument, Interest Rate During Period		8.50%		8.50%
Subordinated and Senior [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 160,000		$ 160,000		$ 120,000
Long-term debt		$ 156,237		$ 156,161	[5]	$ 118,170	[5]
Long-term Debt, Weighted Average Interest Rate		4.67%		4.44%		1.57%
Debt instruments - Weighted Average, Remaining Maturity		17 years 1 month		17 years 3 months		20 years 10 months
CIFC Corp
Debt Instrument [Line Items]
Long-term debt				$ 156,161		$ 118,170
CIFC Corp | Consolidated Entities
Debt Instrument [Line Items]
Long-term Debt, Gross				0		12,811,565
Long-term debt	[12]			$ 0		$ 12,049,034
Long-term Debt, Weighted Average Interest Rate				0.00%		1.77%
Debt instruments - Weighted Average, Remaining Maturity				0 years		8 years 8 months
CIFC LLC
Debt Instrument [Line Items]
Long-term debt				$ 156,161		$ 118,170
CIFC LLC | Consolidated Entities
Debt Instrument [Line Items]
Long-term Debt, Gross				1,385,226		12,811,565
Long-term debt				$ 1,308,558		$ 12,049,034
Long-term Debt, Weighted Average Interest Rate				0.02%		1.77%
Debt instruments - Weighted Average, Remaining Maturity				9 years 1 month		8 years 8 months

[1]	The subordinated notes of the Consolidated CLOs do not have a stated interest rate and have been excluded from the calculation of the weighted average borrowing rate. As of March 31, 2016 and December 31, 2015, long-term debt of the Consolidated CLOs and Other includes $151.7 million and $153.1 million of credit fund debt, respectively.
[2]	Pursuant to the adoption of ASU 2014-13, Long-term debt of the Consolidated CLOs has been remeasured in accordance with the new guidance (Notes 3 and 5). The subordinated notes of the Consolidated CLOs do not have a stated interest rate and have been excluded from the calculation of the weighted average borrowing rate. As of December 31, 2015, long-term debt of the Consolidated CLOs includes $153.1 million of credit funds.
[3]	Long-term debt of warehouses not held by the Company is recorded at fair value. The fair value excludes the preferred shares of warehouses not held by the Company. As warehouses are generally terminated before the end of their terms, they are excluded from the calculation of the weighted average remaining maturity.
[4]	March Junior Subordinated Notes bear interest at an annual rate of three month LIBOR plus 2.58% until maturity on October 30, 2035. Prior to April 30, 2015, these notes bore interest at an annual rate of 1%.
[5]	Pursuant to the adoption of ASU 2015-03, the carrying values of recourse debt has been presented net of debt issuance costs
[6]	October Junior Subordinated Notes bear interest at an annual rate of three month LIBOR plus 3.50% and mature on October 30, 2035.
[7]	The Senior Notes bear interest at 8.5% and mature on October 30, 2025. As of January 1, 2016, the Company temporarily did not meet certain registration requirements under the indenture (and associated agreements) and incurred additional interest of 25 basis points per annum for the period ended March 31, 2016. Each 90 days thereafter interest will increase by 25 basis points (capped at 1% per annum) until cured. The Company has cured these conditions and expects the additional interest to end in July 2016.
[8]	The Senior Notes bear interest at 8.5% and mature on October 30, 2025
[9]	On November 2, 2015, the Company issued $40.0 million par value of Senior Notes which are publicly registered and fair valued using the issuance price.
[10]	On November 2, 2015, the Company issued $40.0 million par value of Senior Notes which is carried at its outstanding principal balance net of debt issuance costs (Note 11). The estimated fair value of the Senior Notes approximates issuance price from November 2, 2015.
[11]	Pursuant to the adoption of ASU 2015-03 the carrying value has been adjusted to reflect the presentation of debt issuance costs as a direct deduction from the related liability for all periods presented in accordance with amended guidance on simplifying the presentation of such costs.
[12]	The assets of the Consolidated Entities would not be available to the Company's general creditors, and as a result, the Company does not consider them its assets. Additionally, the investors in the debt and residual interests of the Consolidated Entities have no recourse to the Company's general assets. Therefore, this debt is not the Company's obligation.